Exit and Disposal and Other Restructuring Activities (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Restructuring Cost and Reserve [Line Items]
Exit and disposal costs	$ 1.4	$ 2.0
Employee severance and benefit arrangements	1.9	0.3
Carlisle Interconnect Technologies
Restructuring Cost and Reserve [Line Items]
Exit and disposal costs	1.3	$ 1.9
Carlisle Interconnect Technologies | Impact from COVID-19
Restructuring Cost and Reserve [Line Items]
Employee severance and benefit arrangements	0.7
Carlisle Interconnect Technologies | Employee Termination Benefit Costs | WASHINGTON
Restructuring Cost and Reserve [Line Items]
Exit and disposal costs	0.6
Exit and disposal costs, expected to be incurred	14.7
Exit and disposal costs, remaining amount	$ 7.5
Carlisle Interconnect Technologies | Employee Termination Benefit Costs | Minimum | WASHINGTON
Restructuring Cost and Reserve [Line Items]
Exit and disposal costs, expected period to complete	12 months
Carlisle Interconnect Technologies | Employee Termination Benefit Costs | Maximum | WASHINGTON
Restructuring Cost and Reserve [Line Items]
Exit and disposal costs, expected period to complete	18 months